Derivative Financial Instruments - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Ceased cash flow hedge accounting	£ 4	£ 4